Borrowings and Debentures - Short-term Borrowings (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 142,998	₩ 12,998
Panasia Semiconductor Materials LLC [Member]
Disclosure of detailed information about borrowings [line items]
Equity instruments at fair value through profit or loss pledged as security for short term loans	21,981
Short-term borrowings	₩ 12,998